Shareholders' Equity Net Income Per Share (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Earnings Per Share [Abstract]
Net income	$ 118,149	$ 108,779	$ 96,759
Average Shares Outstanding:
Weighted-average common shares outstanding for basic computation	42,060	42,139	42,433
Dilutive effect of potential common shares	482	684	821
Weighted-average common shares outstanding for dilutive computation	42,542	42,823	43,254
Net Income Per Share — Basic	$ 2.81	$ 2.58	$ 2.28
Net Income Per Share — Diluted	$ 2.78	$ 2.54	$ 2.24